Summary of Significant Accounting Policies - Schedule of Revenues by Customer Location (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location	$ 25,433,049	$ 25,135,681	$ 25,526,936
Singapore [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location	18,027,419	19,306,369	12,281,701
Hong Kong S.A.R. [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location	4,161,326	4,068,128	4,088,106
BVI [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location			4,755,737
Other Countries [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location	$ 3,244,304	$ 1,761,184	$ 4,401,392